Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of accounts receivables net
	September 30, 2021	December 31, 2020
Accounts Receivable – Total	$840,998	$501,538
Less: Allowance for Doubtful Accounts	(14,300)	(14,300)
Accounts Receivable – Net	826,698	487,238

Schedule of depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives
Fixed Assets	September 30, 2021	December 31, 2020
Trucks and Automobiles	$785,332	$785,332
Equipment	293,543	293,543
Improvements	381,300	381,300
Total Cost	1,460,175	1,460,175
Less: Accumulated Depreciation	(1,347,261)	(1,332,314)
Fixed Assets – Book Value	112,914	137,861